Employee Benefit Plans (Assumptions in Determining Net Periodic Benefit Costs) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	4.10%	5.15%	4.20%
Weighted average expected rate of return on plan assets	6.25%	6.25%	6.24%
Pension Benefits U.S. Plans | Minimum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	2.25%	3.50%	3.50%
Pension Benefits U.S. Plans | Maximum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	8.50%	7.50%	7.50%
Other Postretirement Benefits U.S. Plans
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	4.10%	5.15%	4.20%
Weighted average expected rate of return on plan assets	5.70%	5.70%	5.76%